UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Fund Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:


Linda Fitzgerald                    San Francisco CA        November 13, 2008

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            68

Form 13F Information Table Value Total:            627,244 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS   CUSIP      1000      SHARES      PRN  CALL  DISC.  MGR       VOTING AUTH
                                                                                                SOLE       SHR  NONE

ABBOTT LABS                COM      002824100    38023     660,350     SH         SOLE          660,350
ACORDA THERAPEUTICS INC    COM      00484M106    1391      58,330      SH         SOLE          58,330
ALEXION PHARMACEUTICALS    COM      015351109    4998      127,170     SH         SOLE          127,170
INC
ALPHARMA INC               COM      020813101    9915      268,783     SH         SOLE          268,783
ALTERA CORP                COM      021441100    744       35,993      SH         SOLE          35,993
AMERICAN TOWER CORP        COM      029912201    23771     660,849     SH         SOLE          660,849
AMGEN INC                  COM      031162100    22105     372,961     SH         SOLE          372,961
APPLE INC                  COM      037833100    4436      39,028      SH         SOLE          39,028
ASTRAZENECA PLC            COM      046353108    19442     443,067     SH         SOLE          443,067
AUTOZONE INC               COM      053332102    6011      48,738      SH         SOLE          48,738
AXCELIS TECHNOLOGIES INC   COM      054540109    759       446,273     SH         SOLE          446,273
BAXTER INTL INC            COM      071813109    12709     193,643     SH         SOLE          193,643
BED BATH & BEYOND INC      COM      075896100    20112     640,307     SH         SOLE          640,307
BEST BUY INC               COM      086516101    9345      249,208     SH         SOLE          249,208
BIOGEN IDEC INC            COM      09062X103    3313      65,878      SH         SOLE          65,878
CANADIAN SOLAR INC         COM      136635109    128       315         SH   PUT   SOLE          315
CEPHALON INC               COM      156708109    7025      90,654      SH         SOLE          90,654
CHINA SUNERGY CO LTD       COM      16942X104    150       21,113      SH         SOLE          21,113
CONCEPTUS INC              COM      206016107    2700      162,865     SH         SOLE          162,865
CORINTHIAN COLLEGES INC    COM      218868107    3476      231,736     SH         SOLE          231,736
COVENTRY HEALTH CARE INC   COM      222862104    4059      124,700     SH         SOLE          124,700
CSX CORP                   COM      126408103    22674     415,497     SH         SOLE          415,497
DAVITA INC                 COM      23918K108    20803     364,908     SH         SOLE          364,908
DOT HILL SYS CORP          COM      25848T109    199       88,598      SH         SOLE          88,598
ENDO PHARMACEUTICALS       COM      29264F205    2819      140,938     SH         SOLE          140,938
HLDGS I
ENERGY CONVERSION DEVICES  COM      292659109    82        196         SH   PUT   SOLE          196
IN
FIRST SOLAR INC            COM      336433107    2834      15,000      SH         SOLE          15,000
GENENTECH INC              COM      368710406    58131     655,517     SH         SOLE          655,517
GILEAD SCIENCES INC        COM      375558103    9372      205,391     SH         SOLE          205,391
GOLDMAN SACHS GROUP INC    COM      38141G104    16266     127,075     SH         SOLE          127,075
HEWLETT PACKARD CO         COM      428236103    2015      43,575      SH         SOLE          43,575
HOME DEPOT INC             COM      437076102    24103     930,971     SH         SOLE          930,971
ILLUMINA INC               COM      452327109    14370     354,545     SH         SOLE          354,545
IMCLONE SYS INC            COM      45245W109    8880      142,307     SH         SOLE          142,307
INTERSIL CORP              COM      46069S109    1580      95,320      SH         SOLE          95,320
LDK SOLAR CO LTD           COM      50183L107    364       12,110      SH         SOLE          12,110
LILLY ELI & CO             COM      532457108    43696     992,408     SH         SOLE          992,408
LOWES COS INC              COM      548661107    4982      210,320     SH         SOLE          210,320
M D C HLDGS INC            COM      552676108    5664      154,801     SH         SOLE          154,801
MEDCO HEALTH SOLUTIONS INC COM      58405U102    5312      118,044     SH         SOLE          118,044
MOLSON COORS BREWING CO    COM      60871R209    18519     396,129     SH         SOLE          396,129
ON SEMICONDUCTOR CORP      COM      682189105    800       118,404     SH         SOLE          118,404
OSI PHARMACEUTICALS INC    COM      671040103    2292      46,502      SH         SOLE          46,502
OSI PHARMACEUTICALS INC    CNV      671040AH6    8851      8,593,000   PRN        SOLE          8,593,000
PARAMETRIC TECHNOLOGY CORP COM      699173209    1156      62,812      SH         SOLE          62,812
PERRIGO CO                 COM      714290103    6248      162,460     SH         SOLE          162,460
PFIZER INC                 COM      717081103    92        5,767       SH   CALL  SOLE          5,767
PFIZER INC                 COM      717081103    65599     3,557,421   SH         SOLE          3,557,421
PHARMACEUTICAL RES INC     CNV      717125AC2    3679      4,354,000   PRN        SOLE          4,354,000
PONIARD PHARMACEUTICALS    COM      732449301    2038      474,068     SH         SOLE          474,068
INC
QUALCOMM INC               COM      747525103    3645      84,816      SH         SOLE          84,816
RESEARCH IN MOTION LTD     COM      760975102    4528      66,302      SH         SOLE          66,302
ROCKWELL AUTOMATION INC    COM      773903109    3101      83,058      SH         SOLE          83,058
SHERWIN WILLIAMS CO        COM      824348106    23667     414,043     SH         SOLE          414,043
SIGMA DESIGNS INC          COM      826565103    5         395         SH   CALL  SOLE          395
SIGMA DESIGNS INC          COM      826565103    31        198         SH   PUT   SOLE          198
SKYWORKS SOLUTIONS INC     COM      83088M102    10        788         SH   CALL  SOLE          788
SUNPOWER CORP              COM      867652109    699       9,849       SH         SOLE          9,849
SUNTECH PWR HLDGS CO LTD   COM      86800C104    171       394         SH   PUT   SOLE          394
TRIDENT MICROSYSTEMS INC   COM      895919108    976       406,560     SH         SOLE          406,560
ULTA SALON COSMETCS &      COM      90384S303    765       57,595      SH         SOLE          57,595
FRAG I
UNITED THERAPEUTICS CORP   COM      91307C102    4461      42,418      SH         SOLE          42,418
DEL
UNITEDHEALTH GROUP INC     COM      91324P102    2488      98,009      SH         SOLE          98,009
VARIAN MED SYS INC         COM      92220P105    3189      55,821      SH         SOLE          55,821
VERTEX PHARMACEUTICALS INC COM      92532F100    3208      96,498      SH         SOLE          96,498
VIROPHARMA INC             COM      928241108    8035      612,452     SH         SOLE          612,452
WATSON PHARMACEUTICALS INC CNV      942683AC7    6265      6,718,000   PRN        SOLE          6,718,000
ZIMMER HLDGS INC           COM      98956P102    13968     216,362     SH         SOLE          216,362



Q:\EDGAR EasePlus\Partner Fund Mgmt\9-30 13F\form13f.rtf